Income Taxes - Summary of Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current tax expense			$ 1,151	$ 3,297	$ 76
Deferred:
Deferred tax expense			77	(660)	(22)
Provision for income taxes	1,709	980	1,228	2,637	54
China Operations [Member]
Current:
Current tax expense			263	178	0
Deferred:
Deferred tax expense			(159)	(208)	(22)
Non China Operations [Member]
Current:
Current tax expense			888	3,119	76
Deferred:
Deferred tax expense			$ 236	$ (452)	$ 0